Note 7 - Notes Payable (Details) - Future Minimum Note Payments - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Note Payments [Abstract]
2015	$ 142,417	$ 246,894
2016	21,929	25,457
2017	18,925	20,615
2018	9,210	13,073
Total Notes Payable	$ 192,481	$ 306,039	$ 351,991